UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7396

Western Asset Managed High Income Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY			10004
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 451-2010

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2007

ITEM 1.                  REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Managed
High Income Fund Inc.
(MHY)

SEMI-ANNUAL REPORT

AUGUST 31, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Western Asset Managed High Income Fund Inc.

Semi-Annual Report • August 31, 2007

What’s
Inside	Letter from the Chairman	I

	Fund at a Glance	1

	Schedule of Investments	2

	Statement of Assets and Liabilities	16

	Statement of Operations	17

	Statements of Changes in Net Assets	18

	Financial Highlights	19

Fund Objective	Notes to Financial Statements	20

The Fund’s primary	Financial Data	24
investment objective is high
current income. Capital	Additional Shareholder Information	25
appreciation is a secondary
objective.	Dividend Reinvestment Plan	26

Letter from the Chairman

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period ended August 31, 2007. U.S. gross domestic product (“GDP”)[i] expanded 2.1% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a mere 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

 growth rate was not unexpected.

Abrupt tightening in the credit markets and economic strains late in the fiscal year prompted action by the Federal Reserve Board (“Fed”)ii. The Fed initially responded by lowering the discount rate — the rate the Fed uses for loans it makes directly to banks — from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, 2007, after the close of the reporting period, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September 2007 meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility. After falling during the first three months of 2007, yields then moved steadily higher during much of the second quarter. This was due, in part, to inflationary fears, a

Western Asset Managed High Income Fund Inc.        I

solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed-income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended August 31, 2007, two-year Treasury yields moved from 4.65% to 4.15%. Over the same period, 10-year Treasury yields fell from 4.56% to 4.54%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 1.54%.

As a result of the dramatic flight to quality late in the reporting period, the high yield bond market generated negative results over the six-month period ended August 31, 2007. During that time, the Citigroup High Yield Market Index[v] returned -1.79%. While the high-yield market was initially aided by strong corporate profits and low default rates, this was not enough to overcome its weakness late in the period.

As a result of the dramatic flight to quality late in the reporting period, emerging markets debt generated negative results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned -0.16% during the reporting period. While emerging market debt prices initially rose due to solid demand, an expanding global economy and strong domestic spending, this was not enough to overcome its weakness late in the period.

Performance Review

For the six months ended August 31, 2007, Western Asset Managed High Income Fund Inc. returned -2.67% based

II        Western Asset Managed High Income Fund Inc.

on its net asset value (“NAV”)vii and -7.68% based on its New York Stock Exchange (“NYSE”) market price per share. In comparison, the Fund’s unmanaged benchmark, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Indexviii, returned -1.71% for the same time frame. The Fund’s former unmanaged benchmark, the Citigroup High Yield Market Index, returned -1.79% for the reporting period. The Lipper High Current Yield Closed-End Funds Category Averageix returned -8.74% over the same period. Please note that Lipper performance returns are based on each fund’s NAV per share.

During this six-month period, the Fund made distributions to shareholders totaling $0.27 per share. The performance table below shows the Fund’s six-month total return based on its NAV and market price as of August 31, 2007. Past performance is no guarantee of future results.

Performance Snapshot as of August 31, 2007 (unaudited)

Six-Month
Price Per Share	Total Return
$6.72 (NAV)	-2.67%
$6.17 (Market Price)	-7.68%

All figures represent past performance and are not a guarantee of future results.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, in additional shares.

Special Shareholder Notices

On August 15, 2007, the Board of Directors of Western Asset Managed High Income Fund Inc. approved changes to the Fund’s non-fundamental investment policies relating to the credit ratings of the securities in which the Fund may invest, as well as the types of securities in which the Fund may invest under ordinary market conditions and during periods of adverse market conditions.

Effective September 17, 2007, the Fund is no longer subject to the non-fundamental policy that previously prohibited the Fund from investing over 20% of its assets in

Western Asset Managed High Income Fund Inc.        III

securities rated lower than B by a rating agency. In addition, the Fund now has the ability to invest in dollar rolls and mortgage-backed securities. During times when, in the judgment of Western Asset Management Company (“Western Asset”), the Fund’s subadviser, conditions in securities markets would make pursuing the Fund’s basic investment strategy inconsistent with the best interest of the Fund’s stockholders, as a temporary defensive strategy, the subadviser may employ alternative strategies, including investment of all of the Fund’s assets in securities rated investment grade by any nationally recognized statistical rating organization, or in unrated securities of comparable quality.

These changes to the Fund’s non-fundamental investment policies are intended to broaden the investment opportunities of the Fund and to provide the investment manager with additional flexibility to meet the Fund’s investment objectives.

It is important to note that these changes are expected to provide the portfolio managers with additional flexibility to meet the Fund’s investment objectives and address developments in the market, but there is no expectation that dramatic changes in the Fund’s portfolio composition or investment approach will result.

On May 17, 2007, the Board of Directors of the Fund approved changes to the non-fundamental investment policies relating to the Fund’s ability to invest in derivative instruments. Effective June 1, 2007, the Fund may use a variety of derivative instruments for investment purposes, as well as for hedging or risk management purposes. Previously, the Fund had been limited to the use of derivative instruments for hedging and risk management purposes only. The use of derivative instruments is intended to provide Legg Mason Partners Fund Advisor, LLC, (“LMPFA”) the Fund’s investment manager, and Western Asset greater flexibility in making investment decisions and opportunity to seek to achieve the Fund’s investment objectives.

Additionally on June 1, 2007, the Fund’s benchmark was changed from the Citigroup High Yield Market Index to the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. In the opinion of the Fund’s subadviser, this change provides for a broader, more effective benchmark index for

IV        Western Asset Managed High Income Fund Inc.

the Fund and a more accurate reflection of the portfolio strategies with which the Fund is managed.

Information About Your Fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Looking for Additional Information?

The Fund is traded under the symbol “MHY” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XMHYX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites, as well as www.leggmason.com/InvestorServices.

In a continuing effort to provide information concerning the Fund, shareholders may call
1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

September 28, 2007

Western Asset Managed High Income Fund Inc.        V

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund invests in high yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In addition, the Fund may invest in foreign securities, which are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

v	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

vii

NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

viii

The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade fixed-rate, taxable corporate bond market.

ix

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 10 funds in the Fund’s Lipper category.

VI        Western Asset Managed High Income Fund Inc.

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Consumer Discretionary
25.0%
Energy
12.8%
Industrials
12.7%
Financials
10.6%
Telecommunication Services
10.4%
Materials
9.4%
Health Care
6.6%
Utilities
6.2%
Information Technology
1.7%
Sovereign Bonds
1.4%
Consumer Staples
1.4%
Short-Term Investment
1.8%
0.0%
10.0%
20.0%
30.0%
August 31, 2007

Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report        1

Schedule of Investments (August 31, 2007) (unaudited)

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 93.2%
Aerospace & Defense — 1.9%
$595,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$584,587
	DRS Technologies Inc., Senior Subordinated Notes:
480,000	6.625% due 2/1/16	470,400
1,325,000	7.625% due 2/1/18	1,305,125
	Hawker Beechcraft Acquisition Co.:
1,915,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	1,871,912
410,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	406,925
	L-3 Communications Corp., Senior Subordinated Notes:
425,000	7.625% due 6/15/12	434,563
870,000	5.875% due 1/15/15	828,675
	Total Aerospace & Defense	5,902,187
Airlines — 2.3%
	Continental Airlines Inc.:
600,000	Notes, 8.750% due 12/1/11	564,000
	Pass-Through Certificates:
186,050	Series 2000-2, Class C, 8.312% due 4/2/11	185,166
560,000	Series C, 7.339% due 4/19/14	526,400
2,370,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	2,370,000
	United Airlines Inc., Pass-Through Certificates:
581,502	Series 2000-1, Class B, 8.030% due 7/1/11	680,902
1,443,358	Series 2000-2, Class B, 7.811% due 10/1/09	1,696,397
	Series 2001-1:
275,000	Class B, 6.932% due 9/1/11	324,242
630,000	Class C, 6.831% due 9/1/08	730,849
	Total Airlines	7,077,956
Auto Components — 1.1%
1,035,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	833,175
2,910,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	2,502,600
	Total Auto Components	3,335,775
Automobiles — 2.4%
	Ford Motor Co.:
	Debentures:
405,000	8.875% due 1/15/22	340,200
605,000	8.900% due 1/15/32	505,175
2,650,000	Notes, 7.450% due 7/16/31	2,000,750
	General Motors Corp.:
795,000	Notes, 7.200% due 1/15/11	705,562

See Notes to Financial Statements.

2        Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value
Automobiles — 2.4% (continued)
	Senior Debentures:
$1,200,000	8.250% due 7/15/23	$963,000
2,260,000	8.375% due 7/15/33	1,824,950
1,325,000	Senior Notes, 7.125% due 7/15/13	1,139,500
	Total Automobiles	7,479,137
Building Products — 1.8%
415,000	Ainsworth Lumber Co., Ltd., Senior Notes, 7.250% due 10/1/12	298,800
	Associated Materials Inc.:
3,595,000	Senior Discount Notes, step bond to yield 12.734% due 3/1/14	2,363,713
155,000	Senior Subordinated Notes, 9.750% due 4/15/12	158,100
765,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	665,550
3,090,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 8.773% due 3/1/14	1,946,700
	Total Building Products	5,432,863
Capital Markets — 0.3%
	E*TRADE Financial Corp., Senior Notes:
530,000	7.375% due 9/15/13	474,350
510,000	7.875% due 12/1/15	448,800
	Total Capital Markets	923,150
Chemicals — 2.0%
1,645,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	1,529,850
480,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	504,000
	Lyondell Chemical Co.:
270,000	6.875% due 6/15/17	293,625
	Senior Notes:
430,000	8.000% due 9/15/14	469,775
355,000	8.250% due 9/15/16	399,375
100,000	Senior Secured Notes, 10.500% due 6/1/13	108,250
865,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	929,875
1,715,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	1,500,625
295,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	272,875
	Total Chemicals	6,008,250
Commercial Banks — 0.4%
300,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	300,750
1,200,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	1,029,000
	Total Commercial Banks	1,329,750
Commercial Services & Supplies — 2.4%
1,785,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	1,785,000
520,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17	507,000
300,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	295,500
2,455,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, Series B, 9.500% due 2/15/13	2,504,100
1,200,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	1,248,000
985,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	968,994
	Total Commercial Services & Supplies	7,308,594

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report        3

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face
Amount	Security	Value
Consumer Finance — 4.3%
$995,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	$855,700
	Ford Motor Credit Co.:
	Notes:
650,000	7.875% due 6/15/10	610,583
1,100,000	9.810% due 4/15/12 (c)	1,109,106
635,000	7.000% due 10/1/13	566,183
	Senior Notes:
566,000	10.610% due 6/15/11 (c)	565,005
1,370,000	9.875% due 8/10/11	1,353,511
722,500	8.110% due 1/13/12 (c)	662,262
640,000	8.000% due 12/15/16	591,541
	General Motors Acceptance Corp.:
4,980,000	Bonds, 8.000% due 11/1/31	4,485,018
2,790,000	Notes, 6.875% due 8/28/12	2,467,194
	Total Consumer Finance	13,266,103
Containers & Packaging — 1.6%
1,000,000	Berry Plastics Corp., Senior Term Loan, 11.610% due 6/15/14 (c)	875,000
	Graham Packaging Co. Inc.:
70,000	8.500% due 10/15/12	68,600
1,700,000	Senior Subordinated Notes, 9.875% due 10/15/14	1,674,500
1,650,000	Graphic Packaging International Corp., Senior Subordinated Notes,
	9.500% due 8/15/13	1,674,750
570,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	581,400
425,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	2,656
	Total Containers & Packaging	4,876,906
Diversified Consumer Services — 0.6%
735,000	Education Management LLC/Education Management Finance Corp., Senior Notes,
	8.750% due 6/1/14	749,700
	Service Corp. International:
245,000	7.500% due 4/1/27	226,625
740,000	Debentures, 7.875% due 2/1/13	754,877
	Total Diversified Consumer Services	1,731,202
Diversified Financial Services — 2.7%
655,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes,
	8.375% due 8/15/15 (a)	586,225
1,450,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,392,000
1,733,000	JPMorgan Chase London, zero coupon bond to yield 9.310% due 11/8/07 (a)	1,715,982
300,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	290,250
	Residential Capital LLC:
65,000	8.690% due 4/17/09 (a)(c)	39,081
1,895,000	Senior Notes, 7.500% due 6/1/12	1,441,529
1,450,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	1,406,500
650,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	604,500

See Notes to Financial Statements.

4        Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face
Amount	Security	Value
Diversified Financial Services — 2.7% (continued)
$520,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes,
	step bond to yield 14.870% due 10/1/15	$379,600
460,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes,
	9.000% due 10/1/14	432,400
	Total Diversified Financial Services	8,288,067
Diversified Telecommunication Services — 6.8%
485,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	468,025
175,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	153,125
	Citizens Communications Co.:
90,000	7.050% due 10/1/46	71,550
1,210,000	Senior Notes, 7.875% due 1/15/27	1,140,425
940,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (d)(e)(f)	0
285,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B,
	12.500% due 5/1/15	303,525
	Intelsat Bermuda Ltd.:
1,095,000	9.250% due 6/15/16	1,133,325
2,280,000	Senior Notes, 11.250% due 6/15/16	2,396,850
429,000	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	438,653
	Level 3 Financing Inc.:
1,925,000	9.250% due 11/1/14	1,862,437
250,000	9.150% due 2/15/15 (c)	235,000
1,320,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,372,800
740,000	PAETEC Holding Corp., Senior Note, 9.500% due 7/15/15 (a)	710,400
790,000	Qwest Communications International Inc., Senior Notes, Series B,
	7.500% due 2/15/14	780,125
655,000	Qwest Corp., Senior Notes, 7.500% due 10/1/14	674,650
2,545,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	1,921,475
655,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	627,163
	Virgin Media Finance PLC, Senior Notes:
580,000	8.750% due 4/15/14	590,150
1,560,000	9.125% due 8/15/16	1,585,350
2,550,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	2,639,250
1,795,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,884,750
	Total Diversified Telecommunication Services	20,989,028
Electric Utilities — 1.1%
421,574	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	448,581
1,395,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,527,525
1,400,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	1,305,500
	Total Electric Utilities	3,281,606
Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
280,000	Senior Notes, 9.500% due 10/15/15	242,900
760,000	Senior Secured Notes, 7.875% due 10/15/14	688,750
	Total Electronic Equipment & Instruments	931,650

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report        5

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face
Amount	Security	Value
Energy Equipment & Services — 1.9%
$1,145,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	$1,534,579
1,140,000	Complete Production Services Inc., 8.000% due 12/15/16	1,102,950
445,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	440,550
375,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	380,625
1,960,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	2,287,273
	Total Energy Equipment & Services	5,745,977
Food & Staples Retailing — 0.4%
905,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,063,375
Food Products — 0.5%
1,494,000	Dole Food Co. Inc., Senior Notes, 8.875% due 3/15/11	1,426,770
Gas Utilities — 0.5%
1,730,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes,
	6.875% due 12/15/13	1,660,800
Health Care Equipment & Supplies — 0.2%
675,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	619,313
Health Care Providers & Services — 5.6%
1,700,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	1,706,375
	DaVita Inc.:
805,000	Senior Notes, 6.625% due 3/15/13	782,862
975,000	Senior Subordinated Notes, 7.250% due 3/15/15	960,375
	HCA Inc.:
2,345,000	Debentures, 7.500% due 11/15/95	1,751,272
	Notes:
725,000	6.375% due 1/15/15	592,688
550,000	7.690% due 6/15/25	446,492
25,000	Senior Notes, 6.250% due 2/15/13	21,500
	Senior Secured Notes:
975,000	9.250% due 11/15/16 (a)	1,004,250
1,790,000	9.625% due 11/15/16 (a)(b)	1,854,887
1,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes,
	8.750% due 6/15/14	1,641,500
	Tenet Healthcare Corp., Senior Notes:
1,140,000	6.375% due 12/1/11	963,300
1,775,000	7.375% due 2/1/13	1,482,125
1,405,000	9.875% due 7/1/14	1,250,450
	Universal Hospital Services Inc., Secured Notes:
1,190,000	8.500% due 6/1/15 (a)(b)	1,136,450
320,000	8.759% due 6/1/15 (a)(c)	310,400
1,470,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)(c)	1,367,100
	Total Health Care Providers & Services	17,272,026
Hotels, Restaurants & Leisure — 5.3%
65,000	AMC Entertainment Inc., Senior Subordinated Notes, 8.000% due 3/1/14	60,450

See Notes to Financial Statements.

6        Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face
Amount	Security	Value
Hotels, Restaurants & Leisure — 5.3% (continued)
$1,455,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	$1,127,625
1,530,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,522,350
875,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	826,875
660,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.,
	10.250% due 6/15/15 (a)	569,250
	Herbst Gaming Inc., Senior Subordinated Notes:
1,000,000	8.125% due 6/1/12	875,000
275,000	7.000% due 11/15/14	214,500
1,510,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,600,600
1,300,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,241,500
415,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	408,775
	MGM MIRAGE Inc.:
610,000	Notes, 6.750% due 9/1/12	594,750
	Senior Notes:
220,000	7.500% due 6/1/16	218,350
1,150,000	7.625% due 1/15/17	1,144,250
625,000	Outback Steakhouse Inc., Senior Notes, 10.000% due 6/15/15 (a)	542,187
310,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	313,100
1,370,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	1,472,750
335,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	296,056
	Snoqualmie Entertainment Authority, Senior Secured Notes:
320,000	9.063% due 2/1/14 (a)(c)	314,000
260,000	9.125% due 2/1/15 (a)	255,125
	Station Casinos Inc.:
	Senior Notes:
40,000	6.000% due 4/1/12	37,300
1,380,000	7.750% due 8/15/16	1,328,250
	Senior Subordinated Notes:
75,000	6.875% due 3/1/16	63,188
100,000	6.625% due 3/15/18	81,000
1,100,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	1,116,500
	Total Hotels, Restaurants & Leisure	16,223,731
Household Durables — 1.9%
120,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	114,000
685,000	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	680,703
1,170,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	1,099,800
	K Hovnanian Enterprises Inc., Senior Notes:
1,460,000	7.500% due 5/15/16	1,131,500
430,000	8.625% due 1/15/17	341,850
180,000	KB Home, 7.750% due 2/1/10	171,000
1,065,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes,
	9.000% due 11/1/11	1,070,325
1,330,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes,
	step bond to yield 10.130% due 9/1/12	1,183,700
	Total Household Durables	5,792,878

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report        7

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face
Amount	Security	Value
Household Products — 0.2%
$710,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	$713,550
Independent Power Producers & Energy Traders — 4.5%
415,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	410,444
	AES Corp.:
1,330,000	Senior Notes, 9.500% due 6/1/09	1,379,875
280,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	293,300
2,360,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (a)	2,194,800
160,000	Dynegy Inc., Series B, 7.670% due 11/8/16	158,650
	Edison Mission Energy, Senior Notes:
175,000	7.500% due 6/15/13	177,188
1,000,000	7.750% due 6/15/16	1,012,500
840,000	7.200% due 5/15/19 (a)	798,000
890,000	7.625% due 5/15/27 (a)	832,150
	Mirant Mid Atlantic LLC:
295,194	Pass-Through Certificates, Series B, 9.125% due 6/30/17	324,877
467,661	Series C, 10.060% due 12/30/28	556,809
1,290,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,290,000
	NRG Energy Inc., Senior Notes:
575,000	7.250% due 2/1/14	570,688
3,395,000	7.375% due 2/1/16	3,361,050
100,000	7.375% due 1/15/17	98,500
310,000	TXU Corp., Senior Notes, Series Q, 6.500% due 11/15/24	250,327
	Total Independent Power Producers & Energy Traders	13,709,158
Insurance — 0.1%
365,000	Crum & Forster Holdings Corp., Senior Notes, 7.750% due 5/1/17	346,750
Internet & Catalog Retail — 0.2%
710,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	663,850
IT Services — 0.8%
	SunGard Data Systems Inc.:
600,000	Senior Notes, 9.125% due 8/15/13	622,500
1,830,000	Senior Subordinated Notes, 10.250% due 8/15/15	1,894,050
	Total IT Services	2,516,550
Leisure Equipment & Products — 0.2%
615,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	544,275
Machinery — 0.1%
430,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	419,250
Media — 9.2%
1,685,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	1,693,425
980,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	1,024,100
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
1,100,000	Senior Accreting Notes, 12.125% due 1/15/15	990,000
1,930,000	Senior Notes, 11.750% due 5/15/14	1,727,350

See Notes to Financial Statements.

8        Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face
Amount	Security	Value
Media — 9.2% (continued)
$2,520,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	$2,482,200
1,320,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	1,339,800
620,000	Charter Communications Holdings LLC, Senior Discount Notes,
	12.125% due 1/15/12	601,400
510,000	Charter Communications Holdings LLC/Charter Communications Holdings
	Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	494,700
1,010,000	CMP Susquehanna Corp., 9.875% due 5/15/14	939,300
	CSC Holdings Inc.:
	Senior Debentures:
530,000	7.625% due 7/15/18	488,925
50,000	Series B, 8.125% due 8/15/09	50,500
	Senior Notes, Series B:
795,000	8.125% due 7/15/09	802,950
750,000	7.625% due 4/1/11	742,500
450,000	6.750% due 4/15/12	427,500
422,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B,
	12.125% due 11/15/12	451,540
855,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B,
	9.875% due 8/15/13	906,300
	EchoStar DBS Corp., Senior Notes:
1,125,000	6.625% due 10/1/14	1,091,250
1,315,000	7.125% due 2/1/16	1,291,987
770,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	764,225
1,585,000	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	1,638,494
	ION Media Networks Inc.:
280,000	Senior Secured Notes, 11.610% due 1/15/13 (a)(c)	280,700
375,000	Series A, 11.000% due 7/31/13	330,000
635,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	607,219
	R.H. Donnelley Corp.:
	Senior Discount Notes:
375,000	Series A-1, 6.875% due 1/15/13	355,313
700,000	Series A-2, 6.875% due 1/15/13	663,250
1,275,000	Senior Notes, Series A-3, 8.875% due 1/15/16	1,313,250
300,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875%
	due 12/15/12 (a)	319,500
103,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	104,545
1,300,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	1,413,083
	TL Acquisitions Inc.:
1,420,000	Senior Notes, 10.500% due 1/15/15 (a)	1,345,450
1,080,000	Senior Subordinated Notes, step bond to yield 13.360% due 7/15/15 (a)	815,400
740,000	XM Satellite Radio Inc., Senior Notes, 9.856% due 5/1/13 (c)	691,900
	Total Media	28,188,056
Metals & Mining — 3.3%
105,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	119,700
3,795,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	4,051,162
890,000	Metals USA Holdings Corp., Senior Notes, 11.360% due 7/1/12 (a)(b)(c)	829,925

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report        9

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face
Amount	Security	Value
Metals & Mining — 3.3% (continued)
$1,720,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	$1,840,400
1,080,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)(c)	988,200
1,195,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,165,125
1,020,000	Tube City IMS Corp., 9.750% due 2/1/15	1,004,700
	Total Metals & Mining	9,999,212
Multiline Retail — 1.5%
	Dollar General Corp.:
1,330,000	Senior Notes, 10.625% due 7/15/15 (a)	1,203,650
1,280,000	Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	1,081,600
	Neiman Marcus Group Inc.:
730,000	Senior Notes, 9.000% due 10/15/15 (b)	773,800
1,505,000	Senior Subordinated Notes, 10.375% due 10/15/15	1,625,400
	Total Multiline Retail	4,684,450
Oil, Gas & Consumable Fuels — 9.8%
1,580,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,587,900
	Chesapeake Energy Corp., Senior Notes:
1,875,000	6.625% due 1/15/16	1,823,437
950,000	6.250% due 1/15/18	894,187
345,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	348,450
958,681	Corral Finans AB, 10.360% due 4/15/10 (a)(b)	920,334
4,175,000	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	4,177,597
	Enterprise Products Operating LP:
250,000	7.034% due 1/15/68 (c)	225,559
790,000	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	810,125
1,760,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,782,000
350,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	356,125
1,140,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,074,450
	Mariner Energy Inc., Senior Notes:
560,000	7.500% due 4/15/13	534,800
335,000	8.000% due 5/15/17	319,088
705,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	717,338
670,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	701,825
	Petroplus Finance Ltd.:
380,000	6.750% due 5/1/14 (a)	355,300
680,000	Senior Note, 7.000% due 5/1/17 (a)	629,000
	Pogo Producing Co., Senior Subordinated Notes:
40,000	7.875% due 5/1/13	40,500
1,220,000	6.875% due 10/1/17	1,235,250
310,000	Series B, 8.250% due 4/15/11	318,138
1,740,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	1,683,450
60,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	57,600
1,000,000	Stallion Oilfield Services, 9.820% due 7/31/12 (c)	975,000
1,625,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,466,562
795,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	745,313
765,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	724,838

See Notes to Financial Statements.

10        Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face
Amount	Security	Value
Oil, Gas & Consumable Fuels — 9.8% (continued)
	Williams Cos. Inc.:
	Notes:
$1,615,000	7.875% due 9/1/21	$1,740,162
2,265,000	8.750% due 3/15/32	2,587,762
1,025,000	Senior Notes, 7.625% due 7/15/19	1,094,187
	Total Oil, Gas & Consumable Fuels	29,926,277
Paper & Forest Products — 2.4%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
990,000	6.000% due 6/20/13	737,550
665,000	8.375% due 4/1/15	525,350
	Abitibi-Consolidated Inc.:
	Debentures:
760,000	7.400% due 4/1/18	554,800
340,000	8.850% due 8/1/30	260,100
105,000	Notes, 7.750% due 6/15/11	88,200
	Appleton Papers Inc.:
75,000	Senior Notes, 8.125% due 6/15/11	74,719
1,590,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,607,887
	NewPage Corp.:
	Senior Secured Notes:
530,000	10.000% due 5/1/12	551,200
1,075,000	11.606% due 5/1/12 (c)	1,144,875
640,000	Senior Subordinated Notes, 12.000% due 5/1/13	672,000
	Verso Paper Holdings LLC, Series B:
30,000	9.125% due 8/1/14	30,150
1,220,000	11.375% due 8/1/16	1,250,500
	Total Paper & Forest Products	7,497,331
Pharmaceuticals — 0.7%
2,310,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	2,021,250
Real Estate Investment Trusts (REITs) — 0.6%
375,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	375,000
320,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	235,200
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
370,000	6.500% due 6/1/16	357,975
835,000	6.750% due 4/1/17	816,213
	Total Real Estate Investment Trusts (REITs)	1,784,388
Real Estate Management & Development — 0.8%
760,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes,
	9.500% due 10/1/15	608,000
2,635,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	1,946,606
	Total Real Estate Management & Development	2,554,606

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report        11

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face
Amount	Security	Value
Road & Rail — 1.9%
$1,455,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes,
	9.375% due 5/1/12	$1,513,200
	Hertz Corp.:
425,000	Senior Notes, 8.875% due 1/1/14	442,000
2,735,000	Senior Subordinated Notes, 10.500% due 1/1/16	2,967,475
	Kansas City Southern de Mexico, Senior Notes:
280,000	7.625% due 12/1/13 (a)	275,100
315,000	7.375% due 6/1/14 (a)	306,338
290,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	291,450
	Total Road & Rail	5,795,563
Semiconductors & Semiconductor Equipment — 0.4%
1,150,000	Freescale Semiconductor Inc., 8.875% due 12/15/14	1,066,625
Specialty Retail — 0.8%
285,000	Asbury Automotive Group Inc., Senior Subordinated Notes,
	7.625% due 3/15/17 (a)	263,625
	AutoNation Inc., Senior Notes:
230,000	7.360% due 4/15/13 (c)	217,350
200,000	7.000% due 4/15/14	189,250
1,040,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	899,600
220,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	236,500
670,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14 (a)	675,025
	Total Specialty Retail	2,481,350
Textiles, Apparel & Luxury Goods — 1.2%
	Levi Strauss & Co., Senior Notes:
1,345,000	9.750% due 1/15/15	1,398,800
705,000	8.875% due 4/1/16	712,050
2,000,000	Simmons Co., Senior Discount Notes, step bond to yield 8.253% due 12/15/14	1,565,000
	Total Textiles, Apparel & Luxury Goods	3,675,850
Thrifts & Mortgage Finance — 0.9%
3,200,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	2,872,000
Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
230,000	8.500% due 5/15/12 (a)	230,000
680,000	11.000% due 5/15/12	714,000
	Total Tobacco	944,000
Trading Companies & Distributors — 1.0%
685,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	681,575
930,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	957,900
1,320,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	1,379,400
	Total Trading Companies & Distributors	3,018,875

See Notes to Financial Statements.

12        Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face
Amount	Security	Value
Transportation Infrastructure — 0.6%
	Saint Acquisition Corp., Secured Notes:
$385,000	13.308% due 5/15/15 (a)(c)	$269,500
2,290,000	12.500% due 5/15/17 (a)	1,562,925
	Total Transportation Infrastructure	1,832,425
Wireless Telecommunication Services — 3.4%
450,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	445,500
	Rural Cellular Corp.:
1,045,000	Senior Secured Notes, 8.250% due 3/15/12	1,092,025
890,000	Senior Subordinated Notes, 8.621% due 6/1/13 (a)(c)	912,250
	Sprint Capital Corp.:
3,400,000	Notes, 8.750% due 3/15/32	3,935,487
1,975,000	Senior Notes, 6.875% due 11/15/28	1,927,667
2,120,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	2,130,600
	Total Wireless Telecommunication Services	10,443,529
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $293,063,795)	285,666,264
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
6,296,588	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (d)(e)(f) (Cost — $6,995,540)	0
CONVERTIBLE BOND & NOTE — 0.1%
Diversified Financial Services — 0.1%
340,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost — $340,000)	367,200
LOAN PARTICIPATIONS — 1.6%
Oil, Gas & Consumable Fuels — 0.8%
2,500,000	SundRidge Energy, Term Loan, 8.975% due 4/1/15 (Bank of America Securities)(a)(g)	2,456,250
Paper & Forest Products — 0.6%
	Bluegrass Container Co. LLC:
1,515,152	Second Lien, Tranche, 10.320% due 12/30/13 (JPMorgan Chase & Co) (a)(g)	1,511,364
484,848	Term Loans, 10.320% due 12/30/13 (JPMorgan Chase & Co) (a)(g)	483,636
	Total Paper & Forest Products	1,995,000
Trading Companies & Distributors — 0.2%
500,000	Penhall International Corp., Term Loan, 12.824% due 4/1/12
	(Deutsche Bank Securities)(a)(g)	470,000
	TOTAL LOAN PARTICIPATIONS
	(Cost — $4,990,847)	4,921,250
SOVEREIGN BONDS — 1.4%
Brazil — 0.4%
	Federative Republic of Brazil:
612,000	11.000% due 8/17/40	809,370
380,000	Collective Action Securities, Notes, 8.000% due 1/15/18	419,235
	Total Brazil	1,228,605

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report        13

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face
Amount	Security	Value
Russia — 1.0%
$2,795,950	Russian Federation, 7.500% due 3/31/30 (a)(c)	$3,106,999
	TOTAL SOVEREIGN BONDS
	(Cost — $4,257,432)	4,335,604

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
2,821,127	Home Interiors & Gifts Inc. (e)(f)*	28,211
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
38,785	Aurora Foods Inc. (e)(f)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (e)(f)*	0
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
2,169	McLeodUSA Inc., Class A Shares (e)(f)*	0
12,250	Pagemart Wireless (a)(e)(f)	123
	TOTAL TELECOMMUNICATION SERVICES	123
	TOTAL COMMON STOCKS
	(Cost — $1,257,731)	28,334
CONVERTIBLE PREFERRED STOCKS — 0.2%
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
1,867	Chesapeake Energy Corp. Convertible, 6.250% (Cost — $469,088)	491,955
PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
8,800	Ford Motor Co., Notes, 7.500%	154,528
Media — 0.0%
3	ION Media Networks Inc., Series B, 12.000% *	21,375
	TOTAL CONSUMER DISCRETIONARY	175,903
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
100	Preferred Plus, Series FRD-1, 7.400%	1,623
8,500	Saturns, Series F 2003-5, 8.125%	145,350
	TOTAL FINANCIALS	146,973
	TOTAL PREFERRED STOCKS
	(Cost — $352,930)	322,876

See Notes to Financial Statements.

14        Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Warrants	Security	Value
WARRANTS — 0.0%
1,005	Cybernet Internet Services International Inc., Expires 7/1/09 (a)(e)(f)*	$0
940	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (a)(e)(f)*	0
720	IWO Holdings Inc., Expires 1/15/11 (a)(e)(f)*	0
750	Jazztel PLC, Expires 7/15/10 (e)(f)*	0
1,040	Merrill Corp., Class B Shares, Expires 5/5/09 (a)(e)(f)*	0
2,460	Viasystems Group Inc., Expires 1/31/10 (e)(f)*	0
	TOTAL WARRANTS
	(Cost — $248,597)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $311,975,960)	296,133,483

Face
Amount
SHORT-TERM INVESTMENT — 1.7%
Repurchase Agreement — 1.7%
$5,357,000	Nomura Securities International Inc. repurchase agreement dated 8/31/07,
	5.180% due 9/4/07; Proceeds at maturity — $5,360,083; (Fully collateralized
	by various U.S. government and agency obligations 0.000% to 5.250%
	due 10/26/07 to 4/15/12; Market value — $5,468,128) (Cost — $5,357,000)	5,357,000
	TOTAL INVESTMENTS — 98.3% (Cost — $317,332,960#)	301,490,483
	Other Assets in Excess of Liabilities — 1.7%	5,073,113
	TOTAL NET ASSETS — 100.0%	$306,563,596

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.
(d)	Security is currently in default.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	Participation interest was acquired through the financial institution indicated parenthetically.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report        15

Statement of Assets and Liabilities (August 31, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $317,332,960)	$301,490,483
Cash	253
Dividends and interest receivable	6,108,910
Receivable for securities sold	45,754
Prepaid expenses	14,811
Other receivables	187,513
Total Assets	307,847,724
LIABILITIES:
Payable for securities purchased	1,038,038
Investment management fee payable	207,470
Directors’ fees payable	756
Accrued expenses	37,864
Total Liabilities	1,284,128
Total Net Assets	$306,563,596

NET ASSETS:
Par value ($0.001 par value; 45,637,929 shares issued and outstanding; 500,000,000 shares authorized) (Note 4)	$45,638
Paid-in capital in excess of par value	501,643,690
Undistributed net investment income	1,768,187
Accumulated net realized loss on investments	(181,051,442)
Net unrealized depreciation on investments	(15,842,477)
Total Net Assets	$306,563,596

Shares Outstanding	45,637,929
Net Asset Value	$6.72

See Notes to Financial Statements.

16        Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report

Statement of Operations (For the six-months ended August 31, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$13,692,690
Dividends	31,561
Total Investment Income	13,724,251
EXPENSES:
Investment management fee (Note 2)	1,294,697
Shareholder reports	44,189
Stock exchange listing fees	22,268
Audit and tax	20,291
Directors’ fees	20,265
Legal fees	18,427
Transfer agent fees	10,782
Insurance	3,147
Custody fees	2,494
Miscellaneous expenses	4,275
Total Expenses	1,440,835
Net Investment Income	12,283,416
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	874,696
Change in Net Unrealized Appreciation/Depreciation From Investments	(22,503,391)
Net Loss on Investments	(21,628,695)
Decrease in Net Assets From Operations	$(9,345,279)

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report       17

Statements of Changes in Net Assets

For the six months ended August 31, 2007 (unaudited)
and the year ended February 28, 2007

	August 31	February 28
OPERATIONS:
Net investment income	$12,283,416	$24,007,865
Net realized gain	874,696	8,386,126
Change in net unrealized appreciation/depreciation	(22,503,391)	1,847,969
Increase (Decrease) in Net Assets From Operations	(9,345,279)	34,241,960
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(12,322,241)	(22,837,221)
Decrease in Net Assets From Distributions to Shareholders	(12,322,241)	(22,837,221)
Increase (Decrease) in Net Assets	(21,667,520)	11,404,739
NET ASSETS:
Beginning of period	328,231,116	316,826,377
End of period*	$306,563,596	$328,231,116

*Includes undistributed net investment income of:	$1,768,187	$1,807,012

See Notes to Financial Statements.

18        Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

	2007(3)	2007		2006	2005(1)		2004(1)(2)	2003(1)
Net Asset Value, Beginning of Period	$7.19	$6.94		$7.20	$7.12		$6.30	$6.84
Income (Loss) From Operations:
Net investment income	0.27	0.54		0.50	0.53		0.58	0.65
Net realized and unrealized gain (loss)	(0.47)	0.21		(0.26)	0.13		0.88	(0.51)
Total Income (Loss) From Operations	(0.20)	0.75		0.24	0.66		1.46	0.14
Less Distributions From:
Net investment income	(0.27)	(0.50)		(0.50)	(0.58)		(0.60)	(0.65)
Return of capital	—	—		—	—		(0.04)	(0.03)
Total Distributions	(0.27)	(0.50)		(0.50)	(0.58)		(0.64)	(0.68)
Net Asset Value, End of Period	$6.72	$7.19		$6.94	$7.20		$7.12	$6.30
Market Price, End of Period	$6.17	$6.96		$6.16	$6.49		$6.98	$6.85
Total Return, Based on NAV(4)	(2.67)%	12.11%		4.49%	10.33	%(5)	23.98%	2.68%
Total Return, Based on Market Price(4)	(7.68)%	22.27%		2.89%	1.45%		11.78%	7.86%
Net Assets, End of Period (millions)	$307	$328		$317	$329		$325	$284
Ratios to Average Net Assets:
Gross expenses	0.89%	0.97	%(6)	1.11%	1.26%		1.24%	1.26%
Net expenses	0.89	0.94	(7)(6)	1.11 (7)	1.26		1.24	1.26
Net investment income	7.59	7.56		7.21	7.47		8.45	10.27
Portfolio Turnover Rate	30%	67%		33%	41%		31%	71%

(1)  Per share amounts have been calculated using the average shares method.

(2)  For the year ended February 29, 2004.

(3)  For the six months ended August 31, 2007 (unaudited).

(4)  The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)  The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(6)  Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.91%.

(7)  Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report        19

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Western Asset Managed High Income Fund Inc. (the “Fund”) (formerly, Managed High Income Portfolio Inc.) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as

20        Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.  Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s Subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions

Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report        21

Notes to Financial Statements (unaudited) (continued)

and investment in non-U.S. dollar denominated securities. Western Asset Limited does not receive any compensation from the Fund and is paid by Western Asset for its services to the Fund.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3.  Investments

During the six months ended August 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$ 95,426,060
Sales	96,402,968

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,285,818
Gross unrealized depreciation	(23,128,295)
Net unrealized depreciation	$(15,842,477)

At August 31, 2007, the Fund held loan participations with a total cost of $4,990,847 and a total market value of $4,921,250.

4.  Capital Shares

On November 16, 1999 the Fund commenced a share repurchase plan. Since the inception of the repurchase plan, the Fund repurchased (and retired) 1,213,500 shares with a total cost of $10,210,959. For the six months ended August 31, 2007, the Fund did not repurchase shares.

5.  Capital Loss Carryforward

As of February 28, 2007, the Fund had a net capital loss carryforward of approximately $181,325,877, of which $12,347,360 expires in 2008, $37,822,746 expires in 2009, 87,539,581 expires in 2010, $38,635,215 expires in 2011 and $4,980,975 expires in 2012. These amounts will be available to offset any future taxable gains.

6.  Other Matters

As previously disclosed, on September 16, 2005, the staff of the Securities and Exchange Commission (“SEC”) informed Smith Barney Fund Management LLC (“SBFM”), the former investment adviser and administrator to various closed-end funds, including the Fund, that the staff was considering recommending administrative proceedings against it for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure

22        Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

by Managed High Income Fund Inc. (MHY), the name of the Fund prior to October 9, 2006, of the sources of distributions paid by the Fund between 2001 and 2004. SBFM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser. Salomon Brothers Asset Management Inc., an affiliate of SBFM consented to a similar order by the SEC.

7.  Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was March 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report        23

Financial Data (unaudited)

For a share of capital stock outstanding throughout each period:

Record Date	Payable Date	NYSE Closing Price†	Net Asset Value†	Distribution Paid	Distribution Reinvestment Price
Fiscal Year 2007
3/28/06	3/31/06	6.03	6.94	0.0406	6.08
4/25/06	4/28/06	5.91	6.93	0.0406	6.04
5/23/06	5/26/06	5.91	6.89	0.0406	5.96
6/27/06	6/30/06	5.77	6.75	0.0406	5.83
7/21/06	7/28/06	5.98	6.80	0.0406	6.06
8/18/06	8/25/06	6.08	6.84	0.0406	6.14
9/22/06	9/29/06	6.19	6.89	0.0406	6.22
10/20/06	10/27/06	6.20	6.93	0.0406	6.26
11/17/06	11/24/06	6.28	7.03	0.0406	6.35
12/22/06	12/29/06	6.74	7.07	0.0450	6.81
1/19/07	1/26/07	6.89	7.14	0.0450	7.08
2/16/07	2/23/07	7.03	7.20	0.0450	7.08

Fiscal Year 2008
3/23/07	3/30/07	6.93	7.16	0.0450	6.98
4/20/07	4/27/07	6.94	7.19	0.0450	7.00
5/18/07	5/25/07	6.92	7.20	0.0450	6.99
6/22/07	6/29/07	6.57	7.06	0.0450	6.65
7/20/07	7/27/07	6.22	6.89	0.0450	6.18
8/24/07	8/31/07	6.08	6.72	0.0450	6.13
†As of record date.

24        Western Asset Managed High Income Fund Inc. 2007 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Western Asset Managed High Income Fund Inc. was held on June 13, 2007, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the meeting:

Election of Directors

Nominees	Votes For	Votes Withheld
Paolo M. Cucchi	34,061,403	454,297
William R. Hutchinson	34,077,748	437,952

At August 31, 2007, in addition to Paolo M. Cucchi and William R. Hutchinson, the other Directors of the Fund were as follows:

Carol L. Colman

Daniel P. Cronin

R. Jay Gerken

Western Asset Managed High Income Fund Inc.        25

Dividend Reinvestment Plan (unaudited)

Under the Fund’s Dividend Reinvestment Plan (“Plan”), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by American Stock Transfer & Trust Company (“AST”), as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of AST as dividend-paying agent.

If the Fund declares a dividend or capital gains distribution payable either in shares of Common Stock or in cash, shareholders who are not Plan participants will receive cash, and Plan participants will receive the equivalent amount in shares of Common Stock. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the Valuation Date (as defined below), Plan participants will be issued shares of Common Stock valued at the net asset value most recently determined or, if net asset value is less than 95% of the then current market price of the Common Stock, then at 95% of the market value. The Valuation Date is the dividend or capital gains distribution record date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the immediately preceding trading day.

If the market price of the Common Stock is less than the net asset value of the Common Stock, a broker-dealer not affiliated with Legg Mason, Inc., as purchasing agent for Plan participants (“Purchasing Agent”), will buy Common Stock in the open market, on the NYSE or elsewhere, for the participants’ accounts. If, following the commencement of the purchases and before the Purchasing Agent has completed its purchases, the market price exceeds the net asset value of the Common Stock, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Purchasing Agent has completed its purchases, the Purchasing Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Purchasing Agent has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. AST will apply all cash received as a dividend or capital gains distribution to purchase Common Stock on the open market as soon as practicable after the payable date of the dividend or capital gains distribution, but in no event later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

26        Western Asset Managed High Income Fund Inc.

Dividend Reinvestment Plan (unaudited) (continued)

AST will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by AST on behalf of the Plan participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. AST’s fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund as a result of dividends or capital gains distributions payable either in Common Stock or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by AST, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038 or by telephone at 1-877-366-6441.

Western Asset Managed High Income Fund Inc.        27

Western Asset Managed High
Income Fund Inc.

DIRECTORS	WESTERN ASSET
Carol L. Colman	MANAGED HIGH
Daniel P. Cronin	INCOME FUND INC.
Paolo M. Cucchi	125 Broad Street
Leslie H. Gelb	10th Floor, MF-2
R. Jay Gerken, CFA	New York, New York 10004
Chairman
William R. Hutchinson	INVESTMENT MANAGER
Dr. Riordan Roett	Legg Mason Partners
Jeswald W. Salacuse	Fund Advisor, LLC

OFFICERS
R. Jay Gerken, CFA	SUBADVISERS
President and	Western Asset Management
Chief Executive Officer	Company

Kaprel Ozsolak	CUSTODIAN
Chief Financial Officer and	State Street Bank and Trust
Treasurer	Company
225 Franklin Street
Ted P. Becker	Boston, Massachusetts 02110
Chief Compliance Officer
TRANSFER AGENT
Steven Frank	American Stock Transfer &
Controller	Trust Company
59 Maiden Lane
Robert I. Frenkel	New York, New York 10038
Secretary and
Chief Legal Officer	INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, New York 10154

LEGAL COUNSEL
Simpson Thacher &
Bartlett LLP
425 Lexington Avenue
New York, New York 10017

NEW YORK STOCK EXCHANGE SYMBOL
MHY

This report is transmitted to the shareholders of Western Asset Managed High Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

American Stock Transfer &
Trust Company
59 Maiden Lane
New York, New York 10038

Western Asset Managed High
Income Fund Inc.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market price shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

WASX010337 10/07	SR07-428

ITEM 2.                  CODE OF ETHICS.

Not applicable.

ITEM 3.                  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.                  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.                  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                  SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a) (1)	Not applicable.
Exhibit 99.CODE ETH

	(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Managed High Income Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Western Asset Managed High Income Inc.

Date:	November 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Western Asset Managed High Income Inc.

Date:	November 8, 2007

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Western Asset Managed High Income Inc.

Date:	November 8, 2007